[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 05, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services
RE:	Gabelli Investor Funds, Inc. (the “Fund”)
File Nos. 33-54016 and 811-07326

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 31 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2014 (Accession #0001193125-14-172197).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins

Richard T. Prins

cc:	B. Alpert – Gabelli Funds, LLC
A. Mullady – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
H. Robichaud
A. Lonergan